Unaudited Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Translation Reserves	Other Reserves	Accumulated Deficit	Total	Non-controlling Interest
Beginning balance at Dec. 31, 2021	$ 162,596	$ 0	$ 754,023	$ (19,706)	$ 104,957	$ (676,223)	$ 163,051	$ (455)
Loss for the period	(203,568)					(203,707)	(203,707)	139
Other comprehensive loss
Currency translation differences	34,959			34,959			34,959
Total comprehensive loss for the period	(168,609)			34,959		(203,707)	(168,748)	139
Equity compensation plans	17,417					17,417	17,417
Shares issued on exercise of share options	4,091		4,091				4,091
Transaction with owners, recognized directly in equity	21,508		4,091			17,417	21,508
Ending balance at Jun. 30, 2022	15,495	0	758,114	15,253	104,957	(862,513)	15,811	(316)
Beginning balance at Dec. 31, 2022	(105,375)	0	858,085	20,026	105,585	(1,088,804)	(105,108)	(267)
Loss for the period	(93,800)					(93,949)	(93,949)	149
Other comprehensive loss
Currency translation differences	(25,081)			(25,081)			(25,081)
Total comprehensive loss for the period	(118,881)			(25,081)		(93,949)	(119,030)	149
Equity compensation plans	9,965					9,965	9,965
Shares issued on employee stock purchase program	344		344				344
Transaction with owners, recognized directly in equity	10,309		344			9,965	10,309
Ending balance at Jun. 30, 2023	$ (213,947)	$ 0	$ 858,429	$ (5,055)	$ 105,585	$ (1,172,788)	$ (213,829)	$ (118)